Consolidated statement of cash flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 16,366	$ (7,336)	$ 11,438
Depreciation, depletion, amortization and impairment	14,343	22,861	16,401
Non-current liabilities, valuation allowances, and deferred taxes	962	(1,782)	(58)
(Gains) losses on disposals of assets	(454)	(909)	(614)
Undistributed affiliates' equity earnings	(667)	948	(1,083)
(Increase) decrease in working capital	(616)	1,869	(1,718)
Other changes, net	476	(848)	319
Cash flow from operating activities	30,410	14,803	24,685
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(12,343)	(10,764)	(11,810)
Acquisitions of subsidiaries, net of cash acquired	(321)	(966)	(4,748)
Investments in equity affiliates and other securities	(2,678)	(2,120)	(1,618)
Increase in non-current loans	(1,247)	(1,684)	(1,061)
Total expenditures	(16,589)	(15,534)	(19,237)
Proceeds from disposals of intangible assets and property, plant and equipment	770	740	527
Proceeds from disposals of subsidiaries, net of cash sold	269	282	158
Proceeds from disposals of non-current investments	722	578	349
Repayment of non-current loans	1,172	855	1,026
Total divestments	2,933	2,455	2,060
Cash flow used in investing activities	(13,656)	(13,079)	(17,177)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	381	374	452
Issuance (repayment) of shares: Treasury shares	(1,823)	(611)	(2,810)
Dividends paid: Parent company shareholders	(8,228)	(6,688)	(6,641)
Dividends paid: Non-controlling interests	(124)	(184)	(115)
Net issuance of perpetual subordinated notes	3,248	331
Payments on perpetual subordinated notes	(313)	(315)	(371)
Other transactions with non-controlling interests	652	(204)	10
Net issuance (repayment) of non-current debt	(359)	15,800	8,131
Increase (decrease) in current borrowings	(10,856)	(6,501)	(5,829)
Increase (decrease) in current financial assets and liabilities	(8,075)	(604)	(536)
Cash flow from / (used in) financing activities	(25,497)	1,398	(7,709)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(8,743)	3,122	(201)
Effect of exchange rates	(1,183)	794	(354)
Cash and cash equivalents at the beginning of the period	31,268	27,352	27,907
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 21,342	$ 31,268	$ 27,352